Consolidation of Subsidiaries	9 Months Ended
Sep. 30, 2025
Disclosure Of Consolidation Of Subsidiaries [Line Items]
Consolidation of Subsidiaries

4. Consolidation of subsidiaries

DLocal Limited is the Group parent and acts as a holding company for all subsidiaries. Its principal sources of revenue include dividends from subsidiaries and profit-sharing payments from subsidiary partnerships. dLocal’s main activity is the processing of cross-border and local payments, enabling international merchants to access end customers in emerging markets.

There were no changes since December 31, 2024 in the accounting practices adopted for consolidation of the Company’s direct and indirect interests in its subsidiaries for the purposes of these Unaudited Consolidated Condensed Interim Financial Statements. During the nine-month period ended September 30, 2025, Dlocal OpCo US Inc. was incorporated in the United States, with a 100% ownership by the Group. During the nine-month period ended September 30, 2025, the subsidiary CRI Demerge Costa Rica SRL was dissolved.